Fair Value Measurement (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule Of Reclassified Equity Contracts [Table Text Block]

The following table represents the activity for the Company’s liability for reclassified equity contracts for the three month and nine month periods ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Beginning balance	$—	$—	$29,903,000	$—
Liabilities reclassified	—	5,446,000	693,000	23,975,000
Change in value of reclassified liabilities	—	(8,875,000)	(491,000)	(7,413,000)
Liabilities reclassified to equity	—	—	(30,105,000)	—
Ending balance	$—	$(3,429,000)	$—	$16,562,000

Schedule Of Embedded Derivative Liability [Table Text Block]

The following table represents the Company’s embedded derivative liability activity for the three months and nine months ended September 30, 2012 and 2011:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Beginning balance	$53,000	$2,368,000	$601,000	$839,000
Reclassification to stockholders' equity upon conversion and expiration of derivative	—	(212,000)	—	(381,000)
Embedded derivative liability recognized	—	—	—	1,389,000
Net change in fair value of embedded derivative liabilities	(35,000)	(338,000)	(583,000)	(29,000)
Ending balance	$18,000	$1,818,000	$18,000	$1,818,000

Schedule Of Share Based Compensation Expenses Allocation [Table Text Block]

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3). There were no assets as of or during the year ended December 31, 2010 and 2011 measured at fair value using unobservable inputs (Level 3).

	2010	2011
Beginning balance	$—	$839,000
Reclassification to stockholders' equity upon conversion and expiration of derivative	—	(899,000)
Embedded derivative liability recognized	893,000	1,389,000
Net change in fair value of embedded derivative liabilities	(54,000)	(728,000)
Ending balance	$839,000	$601,000

Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumption [Table Text Block]

The following table represents the activity for the Company's liability for reclassified equity contracts for the year ended December 31, 2011:

Liability for reclassified equity contracts
Balance, January 1, 2011	$—
Liabilities reclassified at inception	38,724,000
Change in value of liabilities reclassified	(8,821,000)
Balance, December 31, 2011	$29,903,000